Income Taxes - Changes in the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Balance at beginning of year	$ 21,326	$ 37,332	$ 87,619
Balance at end of year	21,265	21,326	37,332
Additions charged to income tax provision
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	(4,470)	(620)	(6,614)
Deductions charged to income tax provision
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	4,287	28,251	42,204
(Additions) reductions charged to additional paid-in capital
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	0	(13,513)	13,513
Currency translation
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	$ 244	$ 1,888	$ 1,184